Fixed Assets (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of fixed assets

The Company’s fixed assets are comprised of the following as of March 31, 2015 and 2014 :

	March 31, 2015	March 31, 2014

Attitude Drink Company (a)	$58,336	$61,625
World of Beer:
Audio Visual	82,635	—
Bar furniture and equipment	198,836	—
Computer equipment	48,839	—
Leasehold improvements	490,964	—
Coolers	59,832	—
Millwork	69,000	—
Other	73,805	—

Total gross fixed assets	1,082,247	61,625
Less accumulated depreciation	(69,106)	(36,134)

Net fixed assets	$1,013,141	$25,491
(a) Net of reserve for abandoned furniture for $3,290